Share-based payments - Schedule of Share Based Compensation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	€ 8,472	€ 19,780	€ 13,579
CEO 2022-2024 PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	(452)	4,266	6,789
CEO IPO PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	0	840	840
2024-2026 PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	557	0	0
2022-2024 PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	3,332	4,062	2,816
2023 RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	1,458	499	0
2022-2025 RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	1,216	1,456	1,046
Management IPO PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	0	1,300	1,297
Non-Executive Directors’ Remuneration in Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	759	795	791
Other share-based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	€ 1,602	€ 6,562	€ 0